Employee Benefit Plans - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,112	$ 1,156	$ 1,167
Medical plans	1,826	2,109	2,026
401k match and profit sharing	1,290	956	873
Periodic pension cost	1,430	1,707	1,343
Other	63	67	83
Total employee benefits	$ 5,721	$ 5,995	$ 5,492